STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Seven Oaks Acquisition Corp Class A Common Stock Common Stock	Seven Oaks Acquisition Corp Class B Common Stock Common Stock	Seven Oaks Acquisition Corp Additional Paid-In Capital	Seven Oaks Acquisition Corp Accumulated Deficit	Seven Oaks Acquisition Corp	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balances at the beginning at Dec. 31, 2017						$ 97	$ 2,488,996	$ (165,261,089)	$ (162,771,996)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss								(50,325,820)	(50,325,820)
Balances at the end at Dec. 31, 2018						98	4,812,099	(215,586,910)	(210,774,713)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss								(65,402,000)	(65,402,000)
Balances at the end at Dec. 31, 2019						99	6,045,644	(280,988,910)	(274,943,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss								(27,090,243)	(27,090,243)
Balances at the end at Sep. 30, 2020						99	6,889,740	(308,079,153)	(301,189,314)
Balances at the beginning at Dec. 31, 2019						99	6,045,644	(280,988,910)	(274,943,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss								(34,436,576)	(34,436,576)
Balances at the end at Dec. 31, 2020	$ 251	$ 647		$ (20,102,528)	$ (20,101,881)	99	6,982,996	(315,425,489)	(308,442,394)
Balance at the end (in shares) at Dec. 31, 2020	2,510,189	6,468,750
Balances at the beginning at Jun. 30, 2020						99	7,694,585	(300,454,895)	(292,760,211)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss								(7,624,256)	(7,624,256)
Balances at the end at Sep. 30, 2020						99	6,889,740	(308,079,153)	(301,189,314)
Balances at the beginning at Sep. 22, 2020	$ 0	$ 0	$ 0	0	0
Balance at the beginning (in shares) at Sep. 22, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors		$ 647	24,353		25,000
Number of shares issued		6,468,750
Common stock subject to possible redemption			$ (24,353)	(15,884,785)	(15,909,138)
Net income/loss				(4,217,743)	(4,217,743)
Balances at the end at Dec. 31, 2020	$ 251	$ 647		(20,102,528)	(20,101,881)	99	6,982,996	(315,425,489)	(308,442,394)
Balance at the end (in shares) at Dec. 31, 2020	2,510,189	6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss				4,644,993	4,644,993
Balances at the end at Mar. 31, 2021		$ 647		(15,457,535)	(15,456,888)
Balance at the end (in shares) at Mar. 31, 2021		6,468,750
Balances at the beginning at Dec. 31, 2020	$ 251	$ 647		(20,102,528)	(20,101,881)	99	6,982,996	(315,425,489)	(308,442,394)
Balance at the beginning (in shares) at Dec. 31, 2020	2,510,189	6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss					4,414,078			(30,300,971)	(30,300,971)
Balances at the end at Sep. 30, 2021		$ 647		(15,688,450)	(15,687,803)	99	10,567,654	(345,726,458)	(335,158,705)
Balance at the end (in shares) at Sep. 30, 2021		6,468,750
Balances at the beginning at Mar. 31, 2021		$ 647		(15,457,535)	(15,456,888)
Balance at the beginning (in shares) at Mar. 31, 2021		6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss				(6,262,431)	(6,262,431)
Balances at the end at Jun. 30, 2021		$ 647		(21,719,966)	(21,719,319)	99	9,256,634	(339,797,276)	(330,540,543)
Balance at the end (in shares) at Jun. 30, 2021		6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss				6,031,516	6,031,516			(5,929,183)	(5,929,183)
Balances at the end at Sep. 30, 2021		$ 647		$ (15,688,450)	$ (15,687,803)	$ 99	$ 10,567,654	$ (345,726,458)	$ (335,158,705)
Balance at the end (in shares) at Sep. 30, 2021		6,468,750